FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Marketable securities	$ 49,781	$ 62,380
Carrying value [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	49,781	62,380
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	49,718	61,749
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	$ 63	$ 631